SUPPLEMENT DATED JULY 16, 2012 TO THE PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Gaming ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Global Gaming IndexSM. Effective on or about September 21, 2012, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Gaming Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Fund’s current investment policy to invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in the global gaming industry will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of companies that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment. In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the S-Network Global Gaming IndexSM will be deleted and replaced with the Market Vectors® Global Gaming Index.

Please retain this supplement for future reference.

SUPPLEMENT DATED JULY 16, 2012 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Statement of Additional Information for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Gaming ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Global Gaming IndexSM. Effective on or about September 21, 2012, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Gaming Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Fund’s current investment policy to invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in the global gaming industry will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of companies that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment. In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the S-Network Global Gaming IndexSM will be deleted and replaced with the Market Vectors® Global Gaming Index.

Please retain this supplement for future reference.

SUPPLEMENT DATED JULY 16, 2012 TO THE

SUMMARY PROSPECTUS OF

MARKET VECTORS ETF TRUST

Dated May 1, 2012

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

This Supplement updates certain information contained in the above-dated Summary Prospectus for Market Vectors ETF Trust (the “Trust”) regarding the Market Vectors Gaming ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.vaneck.com/etf.

The Board of Trustees of the Trust has approved a change to the Fund’s investment objective of seeking to replicate as closely as possible, before fees and expenses, the price and yield performance of the S-Network Global Gaming IndexSM. Effective on or about September 21, 2012, the Fund will seek to replicate as closely as possible, before fees and expenses, the price and yield performance of the Market Vectors® Global Gaming Index (the “Index”). The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees without shareholder approval.

Effective at the time of the investment objective change, the Fund’s current investment policy to invest at least 80% of its total assets in equity securities of U.S. and foreign companies primarily engaged in the global gaming industry will be replaced with the following investment policy: the Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Index is comprised of companies that generate at least 50% of their revenues from casinos and hotels, sports betting (including internet gambling and racetracks) and lottery services as well as gaming services, gaming technology and gaming equipment. In connection with these changes, the Fund may experience additional portfolio turnover, which may cause the Fund to incur additional transaction costs and may result in higher taxes when Fund shares are held in a taxable account.

The Index is published by Market Vectors Index Solutions GmbH, which is a wholly owned subsidiary of Van Eck Associates Corporation.

All references to the S-Network Global Gaming IndexSM will be deleted and replaced with the Market Vectors® Global Gaming Index.

Please retain this supplement for future reference.